Securities (Cumulative life credit losses recognized in earnings) (Details) (Private-label CMOs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	$ 2,949	$ 2,625	$ 2,341
Additions for which OTTI was not previously recognized			675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	324	287
Reduction due to credit impaired securities sold	(3,598)		(678)
Cumulative OTTI credit losses recognized for securities still held, ending balance	0	2,949	2,625
Available-for-sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	2,949	2,625	2,338
Additions for which OTTI was not previously recognized			675
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	649	324	287
Reduction due to credit impaired securities sold	(3,598)		(675)
Cumulative OTTI credit losses recognized for securities still held, ending balance	0	2,949	2,625
Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Cumulative OTTI credit losses, beginning balance	0	0	3
Additions for which OTTI was not previously recognized			0
Additional increases for OTTI previously recognized when there is no intent to sell and no requirement to sell before recovery of amortized cost basis	0	0	0
Reduction due to credit impaired securities sold	0		(3)
Cumulative OTTI credit losses recognized for securities still held, ending balance	$ 0	$ 0	$ 0